FIXED ASSETS	12 Months Ended
Sep. 30, 2025
FIXED ASSETS
FIXED ASSETS

8.FIXED ASSETS

The fixed asset continuity schedule for the year ended September 30, 2025 is as follows:

Cost, Computer Hardware	Total
Balance September 30, 2024	$9,454
Additions	27,200
Balance, September 30, 2025	36,654

Accumulated Amortization
Balance September 30, 2024	9,454
Amortization for the year	6,880
Balance, September 30, 2025	16,334

Net book value
Balance September 30, 2024	—
Balance, September 30, 2025	$20,320